Commitments - Schedule of Estimated Future Minimum Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases Operating [Abstract]
2013	$ 1,915
2014	2,710
2015	2,794
2016	2,877
2017	2,960
Total estimated minimum payments	$ 13,256